SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 18    (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 19 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
 -------------------------------------------------------------------------------

                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
 -------------------------------------------------------------------------------

                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------

        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b)
   [X] on Oct. 11, 2005 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 18 is to delay the effective date of Post-Effective Amendment No. 14 which was filed on or about Aug. 4, 2005. The contents of Post-Effective Amendment No. 14 are incorporated by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 6th day of October, 2005.



         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 6th day of October, 2005.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward

* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 13, by:


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel